Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Non-utility property, accumulated depreciation and amortization	$ 50.7	$ 32.1
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	70,000,000.0	70,000,000.0
Common stock, shares issued (in shares)	52,500,000	51,700,000
Common Stock, shares outstanding (in shares)	52,500,000	51,700,000
Spire Missouri [Member]
Preferred stock, shares authorized (in shares)	1,480,000	1,480,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	50,000,000.0	50,000,000.0
Common stock, shares issued (in shares)	25,325	24,577
Common Stock, shares outstanding (in shares)	25,325	24,577
Spire Alabama Inc [Member]
Preferred stock, shares authorized (in shares)	120,000	120,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000	3,000,000
Common stock, shares issued (in shares)	1,972,052	1,972,052
Common Stock, shares outstanding (in shares)	1,972,052	1,972,052
Depositary Shares [Member]
Preferred stock, par value (in dollars per share)	$ 25.00	$ 25.00
Preferred stock, shares authorized (in shares)	10,000,000.0	10,000,000.0
Preferred stock, shares issued (in shares)	10,000,000.0	10,000,000.0
Preferred stock, shares outstanding (in shares)	10,000,000.0	10,000,000.0